UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: October 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON WESTERN ASSET

HIGH INCOME FUND

FORM N-Q

OCTOBER 31, 2010

LEGG MASON WESTERN ASSET HIGH INCOME FUND

Schedule of investments (unaudited)	October 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 89.6%
CONSUMER DISCRETIONARY - 18.2%
Auto Components - 0.1%
Hertz Holdings Netherlands BV, Senior Secured Bonds	8.500%	7/31/15	310,000	EUR	$459,503	(a)

Automobiles - 0.7%
Motors Liquidation Co., Senior Debentures	8.375%	7/15/33	5,150,000		1,879,750	(b)
Motors Liquidation Co., Senior Notes	7.200%	1/15/11	4,125,000		1,454,063	(b)

Total Automobiles					3,333,813

Diversified Consumer Services - 1.5%
Realogy Corp., Senior Notes	10.500%	4/15/14	3,687,000		3,327,517
Sotheby’s, Senior Notes	7.750%	6/15/15	1,060,000		1,128,900
Stonemor Operating LLC/Cornerstone Family Services/Osiris Holdings, Senior Notes	10.250%	12/1/17	2,869,000		3,191,763	(a)

Total Diversified Consumer Services					7,648,180

Hotels, Restaurants & Leisure - 7.1%
Boyd Gaming Corp., Senior Notes	9.125%	12/1/18	740,000		744,625	(a)
Boyd Gaming Corp., Senior Subordinated Notes	7.125%	2/1/16	580,000		519,100
CCM Merger Inc., Notes	8.000%	8/1/13	2,310,000		2,171,400	(a)
DineEquity Inc., Senior Notes	9.500%	10/30/18	1,850,000		1,979,500	(a)
Downstream Development Quapaw, Senior Notes	12.000%	10/15/15	1,735,000		1,678,612	(a)
El Pollo Loco Inc., Senior Notes	11.750%	11/15/13	2,570,000		1,953,200
El Pollo Loco Inc., Senior Secured Notes	11.750%	12/1/12	1,050,000		1,077,563
Harrah’s Operating Co. Inc., Senior Bonds	5.625%	6/1/15	4,809,000		3,606,750
Harrah’s Operating Co. Inc., Senior Notes	10.750%	2/1/16	2,634,000		2,406,817
Harrah’s Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	1,310,000		1,454,100
Inn of the Mountain Gods Resort & Casino, Senior Notes	12.000%	11/15/10	5,715,000		2,343,150	(b)(c)
Landry’s Holdings Inc., Senior Secured Notes	11.500%	6/1/14	1,100,000		1,042,250	(a)
Landry’s Restaurants Inc., Senior Secured Notes	11.625%	12/1/15	1,220,000		1,314,550
MGM MIRAGE Inc., Senior Notes	6.750%	4/1/13	1,480,000		1,446,700
MGM MIRAGE Inc., Senior Notes	5.875%	2/27/14	470,000		425,350
MGM Resorts International, Senior Secured Notes	10.375%	5/15/14	185,000		209,050
MGM Resorts International, Senior Secured Notes	11.125%	11/15/17	445,000		513,975
Mohegan Tribal Gaming Authority, Senior Secured Notes	11.500%	11/1/17	1,050,000		966,000	(a)
Mohegan Tribal Gaming Authority, Senior Subordinated Notes	8.000%	4/1/12	3,060,000		2,681,325
NCL Corp. Ltd., Senior Secured Notes	11.750%	11/15/16	2,130,000		2,473,462
Pinnacle Entertainment Inc., Senior Notes	8.625%	8/1/17	1,610,000		1,742,825
Pinnacle Entertainment Inc., Senior Subordinated Notes	7.500%	6/15/15	350,000		350,000
Pinnacle Entertainment Inc., Senior Subordinated Notes	8.750%	5/15/20	250,000		250,938
Sbarro Inc., Senior Notes	10.375%	2/1/15	1,265,000		474,375
Snoqualmie Entertainment Authority, Senior Secured Notes	4.428%	2/1/14	1,130,000		932,250	(a)(d)
Station Casinos Inc., Senior Notes	6.000%	4/1/12	940,000		94	(b)(c)
Station Casinos Inc., Senior Notes	7.750%	8/15/16	3,305,000		364	(b)(c)
Station Casinos Inc., Senior Subordinated Notes	6.625%	3/15/18	150,000		18	(b)(c)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Secured Notes	7.750%	8/15/20	1,130,000		1,231,700	(a)

Total Hotels, Restaurants & Leisure					35,990,043

Internet & Catalog Retail - 0.7%
Netflix Inc., Senior Notes	8.500%	11/15/17	1,020,000		1,147,500
QVC Inc., Senior Secured Notes	7.375%	10/15/20	2,105,000		2,262,875	(a)

Total Internet & Catalog Retail					3,410,375

Media - 5.0%
Cablevision Systems Corp., Senior Notes	7.750%	4/15/18	3,500,000		3,836,875
Cablevision Systems Corp., Senior Notes	8.000%	4/15/20	590,000		655,637
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.875%	4/30/18	2,600,000		2,775,500	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Media - continued
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	8.125%	4/30/20	2,100,000		$2,278,500	(a)
Cengage Learning Acquisitions Inc., Senior Notes	10.500%	1/15/15	110,000		114,400	(a)
Cengage Learning Acquisitions Inc., Senior Subordinated Notes	13.250%	7/15/15	3,030,000		3,219,375	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes	10.875%	9/15/14	45,000		51,525	(a)
CSC Holdings LLC, Senior Notes	8.500%	6/15/15	55,000		60,844
CSC Holdings LLC, Senior Notes	8.625%	2/15/19	290,000		336,763
DISH DBS Corp., Senior Notes	6.625%	10/1/14	110,000		116,738
DISH DBS Corp., Senior Notes	7.750%	5/31/15	400,000		437,500
DISH DBS Corp., Senior Notes	7.875%	9/1/19	1,430,000		1,574,787
EN Germany Holdings BV, Senior Secured Notes	10.750%	11/15/15	1,470,000	EUR	1,988,557	(a)
Nielsen Finance LLC/Nielsen Finance Co., Senior Notes	7.750%	10/15/18	4,070,000		4,237,887	(a)
Nielsen Finance LLC/Nielsen Finance Co., Senior Subordinated Notes, Step Bond	0.000%	8/1/16	430,000		440,213
Univision Communications Inc., Senior Secured Notes	7.875%	11/1/20	1,950,000		2,057,250	(a)
UPC Holding BV, Senior Notes	9.875%	4/15/18	690,000		757,275	(a)
Virgin Media Finance PLC, Senior Notes	9.125%	8/15/16	560,000		601,300

Total Media					25,540,926

Multiline Retail - 0.3%
Neiman Marcus Group Inc., Senior Secured Notes	7.125%	6/1/28	1,425,000		1,353,750

Specialty Retail - 2.0%
American Greetings Corp., Senior Notes	7.375%	6/1/16	2,895,000		3,028,894
American Greetings Corp., Senior Notes	7.375%	6/1/16	600,000		603,750
American Greetings Corp., Senior Notes	7.375%	6/1/16	310,000		305,350
Michaels Stores Inc., Senior Notes	7.750%	11/1/18	1,330,000		1,323,350	(a)
Michaels Stores Inc., Senior Subordinated Bonds	11.375%	11/1/16	780,000		863,850
Michaels Stores Inc., Senior Subordinated Notes, Step Bond	0.000%	11/1/16	4,370,000		4,298,987

Total Specialty Retail					10,424,181

Textiles, Apparel & Luxury Goods - 0.8%
Oxford Industries Inc., Senior Secured Notes	11.375%	7/15/15	2,705,000		3,090,462
Phillips-Van Heusen Corp., Senior Notes	7.375%	5/15/20	1,110,000		1,208,513

Total Textiles, Apparel & Luxury Goods					4,298,975

TOTAL CONSUMER DISCRETIONARY					92,459,746

CONSUMER STAPLES - 1.3%
Food Products - 0.9%
Bumble Bee Foods LLC, Senior Secured Notes	7.750%	12/15/15	1,602,000		1,736,167
Del Monte Corp., Senior Subordinated Notes	7.500%	10/15/19	705,000		777,263
Simmons Foods Inc., Senior Secured Notes	10.500%	11/1/17	1,270,000		1,270,000	(a)
Smithfield Foods Inc., Senior Secured Notes	10.000%	7/15/14	610,000		706,075	(a)

Total Food Products					4,489,505

Household Products - 0.2%
Visant Corp., Senior Notes	10.000%	10/1/17	930,000		992,775	(a)

Tobacco - 0.2%
Alliance One International Inc., Senior Notes	10.000%	7/15/16	800,000		884,000

TOTAL CONSUMER STAPLES					6,366,280

ENERGY - 14.6%
Energy Equipment & Services - 2.1%
Basic Energy Services Inc., Senior Secured Notes	11.625%	8/1/14	1,905,000		2,124,075
Complete Production Services Inc., Senior Notes	8.000%	12/15/16	1,200,000		1,269,000
GulfMark Offshore Inc., Senior Subordinated Notes	7.750%	7/15/14	1,735,000		1,774,038
Hercules Offshore LLC, Senior Secured Notes	10.500%	10/15/17	1,805,000		1,407,900	(a)
Key Energy Services Inc., Senior Notes	8.375%	12/1/14	1,990,000		2,141,737
Parker Drilling Co., Senior Notes	9.125%	4/1/18	1,550,000		1,635,250
PHI Inc., Senior Notes	8.625%	10/15/18	210,000		212,625	(a)

Total Energy Equipment & Services					10,564,625

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - 12.5%
Alta Mesa Holdings/Alta Mesa Finance Services Corp., Senior Notes	9.625%	10/15/18	940,000	$936,475	(a)
Belden & Blake Corp., Secured Notes	8.750%	7/15/12	4,500,000	4,342,500
Berry Petroleum Co., Senior Notes	10.250%	6/1/14	1,195,000	1,384,706
Berry Petroleum Co., Senior Notes	6.750%	11/1/20	240,000	248,400
Brigham Exploration Co., Senior Notes	8.750%	10/1/18	1,610,000	1,746,850	(a)
Carrizo Oil & Gas Inc., Senior Notes	8.625%	10/15/18	760,000	773,300	(a)
Chesapeake Energy Corp., Senior Notes	6.625%	8/15/20	2,190,000	2,329,612
Compagnie Generale de Geophysique-Veritas, Senior Notes	7.500%	5/15/15	585,000	606,938
Compagnie Generale de Geophysique-Veritas, Senior Notes	9.500%	5/15/16	850,000	943,500
CONSOL Energy Inc., Senior Notes	8.250%	4/1/20	1,920,000	2,150,400	(a)
Corral Petroleum Holdings AB, Senior Bonds	2.000%	9/18/11	2,666,726	2,490,055	(a)(e)
Crosstex Energy LP/Crosstex Energy Finance Corp., Senior Notes	8.875%	2/15/18	880,000	954,800
Denbury Resources Inc., Senior Subordinated Notes	8.250%	2/15/20	1,275,000	1,428,000
El Paso Corp., Senior Notes	8.250%	2/15/16	80,000	91,300
Energy Transfer Equity LP, Senior Notes	7.500%	10/15/20	1,450,000	1,587,750
Enterprise Products Operating LLP, Junior Subordinated Notes	8.375%	8/1/66	1,300,000	1,373,060	(d)
Enterprise Products Operating LLP, Subordinated Notes	7.034%	1/15/68	665,000	687,577	(d)
EXCO Resources Inc., Senior Notes	7.500%	9/15/18	2,730,000	2,702,700
Griffin Coal Mining Co. Pty Ltd., Senior Notes	9.500%	12/1/16	70,000	42,700	(a)(b)
Inergy LP/Inergy Finance Corp., Senior Notes	7.000%	10/1/18	1,030,000	1,081,500	(a)
International Coal Group Inc., Senior Secured Notes	9.125%	4/1/18	2,100,000	2,299,500
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	8.625%	4/15/20	1,050,000	1,139,250	(a)
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	7.750%	2/1/21	1,230,000	1,276,125	(a)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	8.750%	4/15/18	1,045,000	1,152,113
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	6.750%	11/1/20	170,000	174,675
Murray Energy Corp., Senior Secured Notes	10.250%	10/15/15	2,165,000	2,316,550	(a)
OPTI Canada Inc., Senior Secured Notes	9.000%	12/15/12	1,240,000	1,271,000	(a)
OPTI Canada Inc., Senior Secured Notes	9.750%	8/15/13	680,000	697,000	(a)
OPTI Canada Inc., Senior Secured Notes	7.875%	12/15/14	960,000	724,800
OPTI Canada Inc., Senior Secured Notes	8.250%	12/15/14	185,000	141,063
Overseas Shipholding Group Inc., Senior Notes	8.125%	3/30/18	1,580,000	1,647,150
Peabody Energy Corp., Senior Notes	7.375%	11/1/16	310,000	352,625
Peabody Energy Corp., Senior Notes	7.875%	11/1/26	1,400,000	1,589,000
Petrohawk Energy Corp., Senior Notes	7.875%	6/1/15	480,000	511,200
Petroplus Finance Ltd., Senior Notes	6.750%	5/1/14	900,000	864,000	(a)
Petroplus Finance Ltd., Senior Notes	7.000%	5/1/17	630,000	579,600	(a)
Plains Exploration & Production Co., Senior Notes	10.000%	3/1/16	1,290,000	1,478,663
Plains Exploration & Production Co., Senior Notes	8.625%	10/15/19	1,190,000	1,326,850
PT Adaro Indonesia, Senior Notes	7.625%	10/22/19	420,000	468,825	(a)
Quicksilver Resources Inc., Senior Notes	11.750%	1/1/16	2,515,000	2,917,400
Quicksilver Resources Inc., Senior Notes	9.125%	8/15/19	50,000	53,625
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	6.875%	12/1/18	1,460,000	1,536,650
SandRidge Energy Inc., Senior Toggle Notes	8.625%	4/1/15	2,365,000	2,430,037	(e)
Stone Energy Corp., Senior Notes	8.625%	2/1/17	970,000	979,700
Teekay Corp., Senior Notes	8.500%	1/15/20	2,680,000	2,991,550
Tennessee Gas Pipeline Co., Senior Notes	8.375%	6/15/32	1,540,000	1,830,566
TNK-BP Finance SA, Senior Notes	7.875%	3/13/18	1,486,000	1,685,124	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - continued
Whiting Petroleum Corp., Senior Subordinated Notes	6.500%	10/1/18	1,250,000		$1,346,875

Total Oil, Gas & Consumable Fuels					63,683,639

TOTAL ENERGY					74,248,264

FINANCIALS - 13.4%
Capital Markets - 0.7%
Lehman Brothers Holdings Inc., Medium-Term Notes, Senior Notes	5.250%	2/6/12	1,475,000		328,187	(b)
Offshore Group Investments Ltd., Senior Secured Notes	11.500%	8/1/15	3,190,000		3,397,350	(a)

Total Capital Markets					3,725,537

Commercial Banks - 2.9%
BAC Capital Trust VI, Capital Securities, Junior Subordinated Notes	5.625%	3/8/35	940,000		854,060
BankAmerica Institutional Capital A, Junior Subordinated Bonds	8.070%	12/31/26	550,000		558,250	(a)
BankAmerica Institutional Capital B, Junior Subordinated Bonds	7.700%	12/31/26	100,000		99,750	(a)
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/15	325,814		327,036
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/16	1,433,025		1,434,816
CIT Group Inc., Senior Secured Bonds	7.000%	5/1/17	6,550,234		6,550,234
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	880,000		965,800	(a)(d)(f)
NB Capital Trust II, Junior Subordinated Notes	7.830%	12/15/26	1,750,000		1,760,938
NB Capital Trust IV, Junior Subordinated Notes	8.250%	4/15/27	1,020,000		1,048,050
Santander Finance Preferred SA Unipersonal, Junior Subordinated Notes	10.500%	9/29/14	720,000		791,250	(d)(f)

Total Commercial Banks					14,390,184

Consumer Finance - 4.5%
Ally Financial Inc., Debentures	0.000%	6/15/15	4,520,000		3,288,300
Ally Financial Inc., Senior Bonds	0.000%	12/1/12	1,310,000		1,171,807
Ally Financial Inc., Senior Notes	8.300%	2/12/15	450,000		491,625	(a)
Ally Financial Inc., Senior Notes	7.500%	9/15/20	3,340,000		3,623,900	(a)
FMG Finance Pty Ltd., Senior Secured Notes	10.625%	9/1/16	1,035,000		1,531,800	(a)
Ford Motor Credit Co., LLC, Senior Notes	12.000%	5/15/15	5,970,000		7,659,211
GMAC International Finance BV, Senior Bonds	7.500%	4/21/15	790,000	EUR	1,129,759
SLM Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	225,000		236,021
SLM Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	3,560,000		3,604,222

Total Consumer Finance					22,736,645

Diversified Financial Services - 5.0%
Astoria Depositor Corp., Pass-Through Certificates	8.144%	5/1/21	1,630,000		1,634,075	(a)
Bankrate Inc., Senior Secured Notes	11.750%	7/15/15	790,000		867,025	(a)
Capital One Capital V, Junior Subordinated Notes, Cumulative Trust Preferred Securities	10.250%	8/15/39	1,150,000		1,254,938
Countrywide Capital III, Junior Subordinated Notes	8.050%	6/15/27	280,000		291,900
Express LLC/Express Finance Corp., Senior Notes	8.750%	3/1/18	1,420,000		1,519,400
Fresenius U.S. Finance II Inc., Senior Notes	9.000%	7/15/15	1,710,000		2,004,975	(a)
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, Senior Secured Notes	9.000%	11/15/20	1,000,000		1,042,500	(a)
Interactive Data Corp., Senior Notes	10.250%	8/1/18	910,000		993,038	(a)(g)
International Lease Finance Corp., Medium-Term Notes	6.375%	3/25/13	3,000,000		3,105,000
International Lease Finance Corp., Medium-Term Notes, Senior Notes	5.625%	9/20/13	1,650,000		1,668,562
International Lease Finance Corp., Notes	5.875%	5/1/13	500,000		511,875
International Lease Finance Corp., Senior Notes	6.625%	11/15/13	90,000		93,150
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	1,320,000		1,504,800
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	4,080,000		4,681,800
LBI Escrow Corp., Senior Secured Notes	8.000%	11/1/17	1,805,000		1,980,987	(a)
MBNA Capital A, Junior Subordinated Notes	8.278%	12/1/26	1,430,000		1,469,325
Midwest Gaming Borrower LLC/Midwest Finance Corp., Senior Secured Notes	11.625%	4/15/16	550,000		566,500	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - continued
Unitymedia GmbH, Senior Secured Bonds	8.125%	12/1/17	270,000	$284,175	(a)

Total Diversified Financial Services				25,474,025

Insurance - 0.1%
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	610,000	661,850	(a)

Real Estate Investment Trusts (REITs) - 0.2%
Host Hotels & Resorts, LP, Senior Notes	6.375%	3/15/15	445,000	458,350
Sabra Health Care LP/Sabra Capital Corp., Senior Notes	8.125%	11/1/18	520,000	540,800	(a)

Total Real Estate Investment Trusts (REITs)				999,150

TOTAL FINANCIALS				67,987,391

HEALTH CARE - 5.6%
Health Care Equipment & Supplies - 0.4%
Biomet Inc., Senior Notes	10.000%	10/15/17	1,200,000	1,338,000
Biomet Inc., Senior Notes	11.625%	10/15/17	340,000	384,625
Biomet Inc., Senior Toggle Notes	10.375%	10/15/17	515,000	576,800	(e)

Total Health Care Equipment & Supplies				2,299,425

Health Care Providers & Services - 5.1%
American Renal Holdings, Senior Secured Notes	8.375%	5/15/18	1,210,000	1,288,650	(a)
CRC Health Corp., Senior Subordinated Notes	10.750%	2/1/16	4,620,000	4,614,225
HCA Inc., Notes	9.000%	12/15/14	270,000	288,563
HCA Inc., Notes	7.690%	6/15/25	573,000	541,485
HCA Inc., Senior Secured Notes	9.625%	11/15/16	1,763,000	1,921,670	(e)
HCA Inc., Senior Secured Notes	7.875%	2/15/20	2,420,000	2,692,250
inVentiv Health Inc., Senior Notes	10.000%	8/15/18	540,000	545,400	(a)
Tenet Healthcare Corp., Senior Secured Notes	10.000%	5/1/18	3,428,000	3,993,620
Universal Hospital Services Inc., Senior Secured Notes	4.134%	6/1/15	1,050,000	950,250	(d)
Universal Hospital Services Inc., Senior Secured Notes	8.500%	6/1/15	715,000	748,962	(e)
US Oncology Holdings Inc., Senior Notes	6.737%	3/15/12	5,143,000	5,040,140	(d)(e)
US Oncology Inc., Senior Secured Notes	9.125%	8/15/17	1,675,000	1,871,812
Vanguard Health Holdings Co., II LLC, Senior Notes	8.000%	2/1/18	1,145,000	1,212,269

Total Health Care Providers & Services				25,709,296

Health Care Technology - 0.1%
Multiplan Inc., Senior Notes	9.875%	9/1/18	490,000	525,525	(a)

TOTAL HEALTH CARE				28,534,246

INDUSTRIALS - 11.5%
Aerospace & Defense - 1.6%
Freedom Group Inc., Senior Secured Notes	10.250%	8/1/15	2,075,000	2,225,438	(a)
Kratos Defense & Security Solutions Inc., Senior Secured Notes	10.000%	6/1/17	1,050,000	1,170,750
Triumph Group Inc., Senior Notes	8.625%	7/15/18	1,700,000	1,878,500
Wyle Services Corp., Senior Subordinated Notes	10.500%	4/1/18	2,825,000	2,817,937	(a)

Total Aerospace & Defense				8,092,625

Airlines - 2.7%
Continental Airlines Inc., Pass-Through Certificates	7.373%	12/15/15	340,989	340,989
Continental Airlines Inc., Pass-Through Certificates	9.250%	5/10/17	95,000	101,531	(g)
Continental Airlines Inc., Pass-Through Certificates, Subordinated Secured Notes	7.339%	4/19/14	2,074,905	2,106,028
Continental Airlines Inc., Senior Secured Notes	6.750%	9/15/15	2,050,000	2,144,813	(a)
DAE Aviation Holdings Inc., Senior Notes	11.250%	8/1/15	5,095,000	5,330,644	(a)
Delta Air Lines Inc., Pass-Through Certificates	7.711%	9/18/11	740,000	762,200
Delta Air Lines Inc., Pass-Through Certificates	8.954%	8/10/14	200,156	208,662
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	268,691	276,752
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Secured Notes	9.750%	12/17/16	608,153	647,683
Delta Air Lines Inc., Senior Secured Notes	9.500%	9/15/14	602,000	665,210	(a)
United Air Lines Inc., Senior Secured Notes	9.875%	8/1/13	950,000	1,049,750	(a)

Total Airlines				13,634,262

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Building Products - 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, Step Bond	0.000%	6/30/15	1,055,600	$638,638	(a)(c)

Commercial Services & Supplies - 1.8%
AAC Group Holding Corp., Senior Discount Notes, Step Bond	10.250%	10/1/12	460,000	461,150	(a)
ACCO Brands Corp., Senior Secured Notes	10.625%	3/15/15	1,685,000	1,910,369
ACCO Brands Corp., Senior Subordinated Notes	7.625%	8/15/15	790,000	786,050
Altegrity Inc., Senior Subordinated Notes	11.750%	5/1/16	2,735,000	2,693,975	(a)
Garda World Security Corp., Senior Notes	9.750%	3/15/17	750,000	802,500	(a)
Geo Group Inc., Senior Notes	7.750%	10/15/17	1,610,000	1,764,962
RSC Equipment Rental Inc./RSC Holdings III LLC, Senior Secured Notes	10.000%	7/15/17	675,000	757,688	(a)

Total Commercial Services & Supplies				9,176,694

Construction & Engineering - 0.3%
Abengoa Finance SAU, Senior Notes	8.875%	11/1/17	1,420,000	1,405,800	(a)

Electrical Equipment - 0.2%
NES Rentals Holdings Inc., Senior Secured Notes	12.250%	4/15/15	1,440,000	1,148,400	(a)

Industrial Conglomerates - 0.3%
Leucadia National Corp., Senior Notes	8.125%	9/15/15	1,490,000	1,633,412

Marine - 0.9%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.625%	11/1/17	2,520,000	2,557,800	(a)
Trico Shipping AS, Senior Secured Notes	13.875%	11/1/14	2,350,000	1,962,250	(a)

Total Marine				4,520,050

Road & Rail - 1.8%
Kansas City Southern de Mexico, Senior Notes	7.375%	6/1/14	885,000	929,250
Kansas City Southern de Mexico, Senior Notes	12.500%	4/1/16	875,000	1,062,031
Kansas City Southern de Mexico, Senior Notes	8.000%	2/1/18	3,850,000	4,220,563
Kansas City Southern Railway, Senior Notes	8.000%	6/1/15	330,000	358,050
RailAmerica Inc., Senior Secured Notes	9.250%	7/1/17	2,362,000	2,627,725

Total Road & Rail				9,197,619

Trading Companies & Distributors - 0.6%
Ashtead Capital Inc., Notes	9.000%	8/15/16	935,000	988,762	(a)
Ashtead Holdings PLC, Senior Secured Notes	8.625%	8/1/15	365,000	384,163	(a)
H&E Equipment Services Inc., Senior Notes	8.375%	7/15/16	1,795,000	1,821,925

Total Trading Companies & Distributors				3,194,850

Transportation - 1.2%
AMGH Merger Sub Inc., Senior Secured Notes	9.250%	11/1/18	930,000	967,200	(a)
Hapag-Lloyd AG, Senior Notes	9.750%	10/15/17	2,810,000	2,961,037	(a)
Syncreon Global Ireland Ltd./Syncreon Global Finance US Inc., Senior Notes	9.500%	5/1/18	1,750,000	1,820,000	(a)

Total Transportation				5,748,237

TOTAL INDUSTRIALS				58,390,587

INFORMATION TECHNOLOGY - 3.0%
Electronic Equipment, Instruments & Components - 0.7%
NXP BV/NXP Funding LLC, Senior Secured Notes	9.750%	8/1/18	3,190,000	3,497,037	(a)

IT Services - 1.3%
Ceridian Corp., Senior Notes	12.250%	11/15/15	1,480,350	1,447,042	(e)
First Data Corp., Senior Notes	9.875%	9/24/15	2,160,000	1,836,000
First Data Corp., Senior Notes	10.550%	9/24/15	2,816,188	2,393,760	(e)
GXS Worldwide Inc., Senior Secured Notes	9.750%	6/15/15	770,000	798,875

Total IT Services				6,475,677

Semiconductors & Semiconductor Equipment - 0.8%
CDW LLC / CDW Finance Corp., Senior Notes	11.000%	10/12/15	340,000	350,200	(a)
Freescale Semiconductor Inc., Senior Notes	10.750%	8/1/20	200,000	208,500	(a)
Freescale Semiconductor Inc., Senior Secured Notes	9.250%	4/15/18	950,000	1,021,250	(a)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Semiconductors & Semiconductor Equipment - continued
Freescale Semiconductor Inc., Senior Subordinated Notes	10.125%	12/15/16	2,475,000		$2,428,594

Total Semiconductors & Semiconductor Equipment					4,008,544

Software - 0.2%
Aspect Software Inc., Senior Secured Notes	10.625%	5/15/17	1,095,000		1,164,806	(a)

TOTAL INFORMATION TECHNOLOGY					15,146,064

MATERIALS - 8.1%
Chemicals - 2.7%
Ashland Inc., Senior Notes	9.125%	6/1/17	2,820,000		3,264,150
CF Industries Inc., Senior Notes	6.875%	5/1/18	210,000		239,925
CF Industries Inc., Senior Notes	7.125%	5/1/20	900,000		1,046,250
FMC Finance III SA, Senior Notes	6.875%	7/15/17	530,000		577,037
Georgia Gulf Corp., Senior Secured Notes	9.000%	1/15/17	1,180,000		1,277,350	(a)
Ineos Finance PLC, Senior Secured Notes	9.000%	5/15/15	1,240,000		1,320,600	(a)
Kerling PLC, Senior Secured Notes	10.625%	1/28/17	967,000	EUR	1,431,670	(a)
Lyondell Chemical Co., Senior Secured Notes	11.000%	5/1/18	997,976		1,122,723
Solutia Inc., Senior Notes	8.750%	11/1/17	980,000		1,102,500
Solutia Inc., Senior Notes	7.875%	3/15/20	1,300,000		1,441,375
Texas Petro Chemical Corp. Group LLC, Senior Secured Notes	8.250%	10/1/17	830,000		883,950	(a)

Total Chemicals					13,707,530

Containers & Packaging - 2.7%
Ardagh Packaging Finance PLC, Senior Notes	9.125%	10/15/20	2,380,000		2,534,700	(a)
Ardagh Packaging Finance PLC, Senior Secured Notes	7.375%	10/15/17	600,000	EUR	849,694	(a)
Ball Corp., Senior Notes	6.625%	3/15/18	310,000		322,400
Berry Plastics Corp., Senior Secured Notes	9.500%	5/15/18	1,120,000		1,103,200
Berry Plastics Holding Corp., Second Priority Senior Secured Notes	8.875%	9/15/14	1,290,000		1,319,025
Radnor Holdings Inc., Senior Notes	11.000%	3/15/11	1,925,000		0	(b)(c)(g)
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC, Senior Notes	9.000%	4/15/19	3,110,000		3,246,063	(a)
Solo Cup Co., Senior Secured Notes	10.500%	11/1/13	1,515,000		1,590,750
Viskase Cos. Inc., Senior Secured Notes	9.875%	1/15/18	2,170,000		2,300,200	(a)(c)
Viskase Cos. Inc., Senior Secured Notes	9.875%	1/15/18	250,000		265,000	(a)(c)

Total Containers & Packaging					13,531,032

Metals & Mining - 0.4%
FMG Resources (August 2006) Pty Ltd., Senior Notes	7.000%	11/1/15	840,000		865,200	(a)
Ryerson Holding Corp., Senior Discount Notes	0.000%	2/1/15	2,870,000		1,320,200	(a)
Ryerson Inc., Senior Secured Notes	12.000%	11/1/15	110,000		114,950

Total Metals & Mining					2,300,350

Paper & Forest Products - 2.3%
Appleton Papers Inc., Senior Secured Notes	11.250%	12/15/15	3,838,000		2,916,880	(a)
Georgia-Pacific LLC, Senior Notes	8.250%	5/1/16	1,175,000		1,354,188	(a)
Neenah Paper Inc., Senior Notes	7.375%	11/15/14	570,000		579,975
NewPage Corp., Senior Secured Notes	11.375%	12/31/14	2,595,000		2,504,175
Smurfit Capital Funding PLC, Debentures	7.500%	11/20/25	1,525,000		1,406,812
Verso Paper Holdings LLC, Senior Secured Notes	11.500%	7/1/14	2,595,000		2,906,400

Total Paper & Forest Products					11,668,430

TOTAL MATERIALS					41,207,342

TELECOMMUNICATION SERVICES - 8.6%
Diversified Telecommunication Services - 5.8%
Angel Lux Common SA, Senior Secured Bonds	8.875%	5/1/16	415,000		441,975	(a)
Cincinnati Bell Telephone Co., Senior Debentures	6.300%	12/1/28	345,000		274,275
Hawaiian Telcom Communications Inc., Senior Subordinated Notes	12.500%	5/1/15	1,170,000		117	(b)(c)(g)
Inmarsat Finance PLC, Senior Notes	7.375%	12/1/17	2,250,000		2,418,750	(a)
Intelsat Intermediate Holding Co., Ltd., Step Bond	9.500%	2/1/15	8,000,000		8,360,000
Intelsat Jackson Holdings Ltd., Senior Notes	11.250%	6/15/16	150,000		164,063

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Telecommunication Services - continued
Intelsat Jackson Holdings Ltd., Senior Notes	11.500%	6/15/16	2,405,000	$2,627,462
Level 3 Financing Inc., Senior Notes	9.250%	11/1/14	880,000	866,800
Level 3 Financing Inc., Senior Notes	10.000%	2/1/18	1,010,000	972,125
Qwest Communications International Inc., Senior Notes	8.000%	10/1/15	1,870,000	2,042,975	(a)
TW Telecom Holdings Inc., Senior Notes	8.000%	3/1/18	1,700,000	1,844,500
Valor Telecommunications Enterprises LLC/Finance Corp., Senior Notes	7.750%	2/15/15	1,090,000	1,131,464
West Corp., Senior Notes	8.625%	10/1/18	1,380,000	1,438,650	(a)
Wind Acquisition Finance SA, Senior Bonds	12.000%	12/1/15	1,180,000	1,256,700	(a)
Wind Acquisition Finance SA, Senior Notes	11.750%	7/15/17	1,450,000	1,660,250	(a)
Wind Acquisition Holdings Finance SpA, Senior Notes	12.250%	7/15/17	1,296,464	1,510,381	(a)(e)
Windstream Corp., Senior Notes	8.625%	8/1/16	1,255,000	1,339,712
Windstream Corp., Senior Notes	7.750%	10/15/20	850,000	905,250	(a)

Total Diversified Telecommunication Services				29,255,449

Wireless Telecommunication Services - 2.8%
MetroPCS Wireless Inc., Senior Notes	7.875%	9/1/18	1,150,000	1,239,125
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	7,170,000	7,904,925
Sprint Nextel Corp., Senior Notes	9.250%	4/15/22	2,250,000	2,486,250
True Move Co., Ltd., Notes	10.750%	12/16/13	2,330,000	2,528,050	(a)

Total Wireless Telecommunication Services				14,158,350

TOTAL TELECOMMUNICATION SERVICES				43,413,799

UTILITIES - 5.3%
Gas Utilities - 0.3%
Southern Natural Gas Co., Senior Notes	8.000%	3/1/32	40,000	46,317
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	7.375%	3/15/20	1,270,000	1,357,313

Total Gas Utilities				1,403,630

Independent Power Producers & Energy Traders - 5.0%
AES Corp., Senior Notes	9.750%	4/15/16	665,000	776,388
AES Corp., Senior Notes	8.000%	6/1/20	528,000	595,320
Calpine Corp., Senior Secured Notes	7.875%	7/31/20	860,000	905,150	(a)
Calpine Corp., Senior Secured Notes	7.500%	2/15/21	2,730,000	2,808,487	(a)
Dynegy Inc., Bonds	7.670%	11/8/16	1,680,000	1,562,400
Edison Mission Energy, Senior Notes	7.750%	6/15/16	1,630,000	1,320,300
Edison Mission Energy, Senior Notes	7.625%	5/15/27	285,000	193,088
Energy Future Holdings Corp., Senior Notes	10.875%	11/1/17	1,743,000	1,289,820
Energy Future Holdings Corp., Senior Notes	11.250%	11/1/17	1,518,025	986,716	(e)
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., Senior Secured Notes	10.000%	12/1/20	4,500,000	4,735,809
Foresight Energy LLC/Foresight Energy Corp., Senior Notes	9.625%	8/15/17	3,900,000	4,192,500	(a)
Mirant Americas Generation LLC, Senior Notes	9.125%	5/1/31	2,410,000	2,301,550
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	1,237,354	1,376,556
NRG Energy Inc., Senior Notes	7.375%	2/1/16	870,000	908,062
NRG Energy Inc., Senior Notes	7.375%	1/15/17	1,195,000	1,248,775

Total Independent Power Producers & Energy Traders				25,200,921

TOTAL UTILITIES				26,604,551

TOTAL CORPORATE BONDS & NOTES (Cost - $446,960,956)				454,358,270

COLLATERALIZED SENIOR LOANS - 2.5%
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.1%
Allison Transmission Inc., Term Loan B	3.010 - 3.050%	8/7/14	377,977	363,533	(h)

Media - 0.0%
Citadel Broadcasting Corp., Term Loan A	11.000%	6/3/15	88,673	93,993	(h)

Specialty Retail - 0.1%
Michaels Stores Inc., Term Loan B2	4.813 - 5.000%	7/31/16	405,448	402,745	(h)

TOTAL CONSUMER DISCRETIONARY				860,271

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 0.5%
Energy Equipment & Services - 0.5%
Turbo Beta Ltd., Term Loan	14.500%	3/15/18	2,999,348	$2,624,430	(c)(h)

FINANCIALS - 0.4%
Real Estate Management & Development - 0.4%
Realogy Corp., Term Loan	13.500%	10/15/17	2,000,000	2,158,334	(h)

INDUSTRIALS - 0.4%
Aerospace & Defense - 0.3%
Hawker Beechcraft Acquisition Co. LLC, LC Facility Deposits	2.289%	3/26/14	116,812	98,140	(h)
Hawker Beechcraft Acquisition Co. LLC, Term Loan	2.255 - 2.289%	3/26/14	2,047,672	1,720,364	(h)

Total Aerospace & Defense				1,818,504

Airlines - 0.1%
United Airlines Inc., Term Loan B	2.313%	2/3/14	516,891	490,954	(h)

TOTAL INDUSTRIALS				2,309,458

MATERIALS - 0.1%
Containers & Packaging - 0.1%
Berry Plastics Group Inc., Term Loan C	2.376%	4/3/15	493,606	466,115	(h)

TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
Vodafone Group PLC, PIK Term Loan	6.875%	8/11/15	2,980,000	2,980,000	(e)(g)(h)

UTILITIES - 0.3%
Independent Power Producers & Energy Traders - 0.3%
Energy Future Holdings, Term Loan B3	3.756 - 3.789%	10/10/14	1,875,499	1,476,637	(h)

TOTAL COLLATERALIZED SENIOR LOANS (Cost - $12,699,561)				12,875,245

CONVERTIBLE BONDS & NOTES - 0.7%
INDUSTRIALS - 0.7%
Marine - 0.7%
Horizon Lines Inc., Senior Notes	4.250%	8/15/12	3,635,000	3,344,200

MATERIALS - 0.0%
Construction Materials - 0.0%
Cemex SAB de CV, Subordinated Notes	4.875%	3/15/15	105,000	105,788	(a)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $3,351,083)				3,449,988

COMMON STOCKS - 1.7%
CONSUMER DISCRETIONARY - 0.7%
Media - 0.7%
Charter Communications Inc.			81,808	2,651,397	*(g)
Charter Communications Inc., Class A Shares			34,474	1,117,302	*
Citadel Broadcasting Corp., Class A Shares			720	17,460	*
Citadel Broadcasting Corp., Class B Shares			4,463	113,807	*
Dex One Corp.			3,328	23,329	*

TOTAL CONSUMER DISCRETIONARY				3,923,295

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
SemGroup Corp., Class A Shares			12,083	281,534	*

INDUSTRIALS - 0.1%
Building Products - 0.1%
Ashton Woods USA LLC, Class B Membership			325	146,266	(c)(g)
Nortek Inc.			3,092	128,875	*

TOTAL INDUSTRIALS				275,141

MATERIALS - 0.8%
Chemicals - 0.8%
Georgia Gulf Corp.			73,472	1,486,338	*
LyondellBasell Industries NV, Class A Shares			103,860	2,789,680	*

TOTAL MATERIALS				4,276,018

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2010

SECURITY			SHARES	VALUE
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
World Access Inc.			1,571	$1	*(c)

TOTAL COMMON STOCKS (Cost - $8,667,419)				8,755,989

	RATE
CONVERTIBLE PREFERRED STOCKS - 0.9%
FINANCIALS - 0.9%
Diversified Financial Services - 0.9%
Bank of America Corp.	7.250%	3,560		3,371,320
Citigroup Inc.	7.500%	10,139		1,252,572

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $4,582,919)				4,623,892

PREFERRED STOCKS - 1.4%
FINANCIALS - 1.4%
Commercial Banks - 0.1%
Banesto Holdings Ltd.	10.500%	27,000		707,908	(a)
Diversified Financial Services - 1.3%
Citigroup Capital XII	8.500%	157,300		4,148,001	(d)
Citigroup Capital XIII, Junior Subordinated Notes	7.875%	83,975		2,225,337	(d)

Total Diversified Financial Services				6,373,338

TOTAL PREFERRED STOCKS (Cost - $6,806,663)				7,081,246

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%
Buffets Restaurant Holdings		4/28/14	1,989	20	*(c)(g)
Charter Communications Inc.		11/30/14	3,790	19,519	*
Nortek Inc.		12/7/14	3,691	46,599	*
SemGroup Corp.		11/30/14	12,719	77,967	*
Turbo Beta Ltd.		11/1/14	1	0	*(c)(g)

TOTAL WARRANTS (Cost - $54,640)				144,105

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $483,123,241)				491,288,735

		MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 2.5%
U.S. Government Agencies - 0.0%
Federal National Mortgage Association (FNMA), Discount Notes (Cost - $57,928)	0.200 - 0.240%	5/9/11	$58,000	57,945	(i)(j)

Repurchase Agreements - 2.5%
Morgan Stanley tri-party repurchase agreement dated 10/29/10; Proceeds at maturity - 12,368,196; (Fully collateralized by U.S. government agency obligations, 1.375% due 7/19/13; Market value - $12,616,136) (Cost - $12,368,000)	0.190%	11/1/10	12,368,000	12,368,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $12,425,928)				12,425,945

TOTAL INVESTMENTS - 99.3% (Cost - $495,549,169#)				503,714,680

Other Assets in Excess of Liabilities - 0.7%				3,575,537

TOTAL NET ASSETS - 100.0%				$507,290,217

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2010

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	The coupon payment on these securities is currently in default as of October 31, 2010.

(c)	Illiquid security.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at October 31, 2010.

(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Trustees (See Note 1).

(h)	Interest rates disclosed represent the effective rates on collateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Rate shown represents yield-to-maturity.

(j)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule

EUR	— Euro

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Western Asset High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes	—	$454,256,622	$101,648	$454,358,270
Collateralized senior loans	—	9,895,245	2,980,000	12,875,245
Convertible bonds & notes	—	3,449,988	—	3,449,988
Common stocks	$5,958,326	2,651,397	146,266	8,755,989
Convertible preferred stocks	4,623,892	—	—	4,623,892
Preferred stocks	6,373,338	707,908	—	7,081,246
Warrants	19,519	124,566	20	144,105

Notes to Schedule of Investments (unaudited) (continued)

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	12,425,945	—	12,425,945

Total investments	$16,975,075	$483,511,671	$3,227,934	$503,714,680

Other financial instruments:
Futures contracts	$(621,491)	—	—	$(621,491)
Forward foreign currency contracts	—	$(102,401)	—	(102,401)

Total other financial instruments	$(621,491)	$(102,401)	—	$(723,892)

Total	$16,353,584	$483,409,270	$3,227,934	$502,990,788

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	CORPORATE BONDS & NOTES		COLLATERALIZED SENIOR LOANS	COMMON STOCKS		WARRANTS	TOTAL
Balance as of July 31, 2010	$0	*	—	—		$20	$20
Accrued premiums/discounts	—		$773	—		—	773
Realized gain (loss)[1]	—		—	—		(26)	(26)
Change in unrealized appreciation (depreciation) [2]	—		19,044	$146,266		26	165,336
Net purchases (sales)	—		2,960,183	0	*	—	2,960,183
Transfers into Level 3	101,648		—	—		—	101,648
Transfers out of Level 3	—		—	—		—	—

Balance as of October 31, 2010	$101,648		$2,980,000	$146,266		$20	$3,227,934

Net change in unrealized appreciation (depreciation) for investments in securities still held at October 31, 2010[2]	—		$19,044	$146,266		—	$165,310

*	Value is less than $1.
[1]	This amount is included in net realized gain (loss) from investment transactions.
[2]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures Contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Notes to Schedule of Investments (unaudited) (continued)

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(g) Credit and Market Risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(h) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At October 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$36,302,684
Gross unrealized depreciation	(28,137,173)

Net unrealized appreciation	$8,165,511

At October 31, 2010, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED GAIN (LOSS)
Contracts to Buy:
U.S. Treasury Bonds	41	12/10	$5,865,563	$5,528,594	$(336,969)
Contracts to Sell:
U.S. Treasury 5-Year Notes	163	12/10	19,532,712	19,817,234	(284,522)

Net unrealized loss on open futures contracts					$(621,491)

At October 31, 2010, the Fund had the following open forward foreign currency contracts:

FOREIGN CURRENCY	COUNTERPARTY	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED GAIN (LOSS)
Contracts to Sell:
Euro	Citibank N.A.	961,130	$1,337,356	11/24/10	$(102,401)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at October 31, 2010.

	Futures Contracts	Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Depreciation	Unrealized Depreciation	Total
Interest rate contracts	$(621,491)	—	$(621,491)
Foreign exchange contracts	—	$(102,401)	(102,401)

Total	$(621,491)	$(102,401)	$723,892

During the period ended October 31, 2010, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to sell)	$1,279,360
Futures contracts (to buy)	5,698,680
Futures contracts (to sell)	19,665,695

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	December 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	December 20, 2010

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	December 20, 2010